21. SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended					9 Months Ended		12 Months Ended
	Oct. 10, 2017	Apr. 14, 2017	Apr. 10, 2017	Sep. 20, 2017	Mar. 31, 2017	Mar. 30, 2017	Feb. 16, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Feb. 18, 2018	Sep. 13, 2017	Jun. 30, 2017	Apr. 02, 2017
Amount received for tax incentive payment								$ 2,060,670
Share issued							50,000
Per share price							$ 10.00
Acquired membership interests											25.00%
Proceeds from issuance of shares							$ 500,000		$ 500,000	$ 6,225,000	$ 7,500,000	$ 0	[1]
Additional share of common stock value								$ 215,933	140,506		$ 107,968	$ 30,710	[1]
Exercising of warrant to purchase common stock per share					$ 0.03
Proceeds from Warrant Exercises					$ 35,100
Amount received from Promissory notes			$ 300,000						$ 1,975,000	$ 0
Notes bear interest			10.00%
Reverse Stock split par value															$ 0.015
Common Stock Shares Authorized								200,000,000	200,000,000		200,000,000	200,000,000			200,000,000	400,000,000
Line of credit																$ 100,000
Exercise option, shares									1,332,885		0
Warrant J
Exercising of warrant to purchase common stock					1,085,000
Warrant K
Exercising of warrant to purchase common stock					85,000
Warrant E
Exercising of warrant to purchase common stock		162,885
Exercising of warrant to purchase common stock per share											$ 0.44
Proceeds from Warrant Exercises		$ 1,675,000
New Warrant [Member]
Exercising of warrant to purchase common stock		12,115
Exercising of warrant to purchase common stock per share		$ 6.20
42 West, LLC [Member]
Acquired membership interests						100.00%
Acquisition consideration amount						$ 18,700,000
Stock price prior closing date						$ 9.22
Additional share of common stock value						$ 9,300,000
Exercise option, shares				16,268
Exercise option, value	$ 150,000
42 West, LLC [Member] | Initial Consideration [Member]
Share issued						615,140
42 West, LLC [Member] | Closing Consideration [Member]
Share issued						172,275
42 West, LLC [Member] | Bonus Shares [Member]
Share issued						59,328
42 West, LLC [Member] | Post-Closing Consideration [Member] | Subsequent Event [Member]
Share issued														980,911
42 West, LLC [Member] | Achievement of specified financial performance targets [Member] | Subsequent Event [Member]
Share issued														981,563
42 West, LLC [Member] | Minimum [Member]
Notes bear interest	10.00%
42 West, LLC [Member] | Maximum [Member]
Notes bear interest	12.00%
Put Agreements [Member]
Share issued						1,187,094
Per share price						$ 9.22
Percentage of consideration received						25.00%
Additional percentage of consideration received						25.00%
Returned common stock in exchange																	43,382
Amount of exchange of shares																	$ 400,000

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.